PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of
	December 31, 2024	June 30, 2025
Leasehold improvement	$4,327,441	$4,436,657
Machinery	6,600,001	6,727,480
Furniture, fixtures and equipment	435,052	443,309
Motor vehicles	41,184	41,965
Medical equipment	331,960	338,260
Total	11,735,638	11,987,671
Less: Accumulated depreciation	(4,594,574)	(5,282,489)
Property and equipment, net	$7,141,064	$6,705,182

Depreciation expenses were $588,562 and $593,404 for the six months ended June 30, 2024 and 2025, respectively. No impairment loss was recognized for the six months ended June 30, 2024 and 2025.